Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information
Schedule of significant segment expenses

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024

	amounts in millions
Consumer direct costs	$32	38	103	111
Business direct costs	31	32	83	95
Technology expense	68	66	198	193
Total operating expenses	$131	136	384	399

	Year ended December 31,
	2024	2023

	amounts in millions
Business direct costs	$127	120
Consumer direct costs	152	152
Technology expense	260	252
Total operating expenses	$539	524